INVESTMENTS (Details 4) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 518,488	S/ 508,103
Inmuebles Panamericana [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	153,953	156,186
Abengoa Transmision del Norte [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	80,948	82,492
Concesionaria La Chira S.A. [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		30,182
Hunt Oil Company [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		23,244
Others [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	202,836	S/ 215,999
Industrias de Aceite SA [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	48,231
Homecenters Peruanos SA [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 32,520